SEGMENT REPORTING - Components of product sales (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment reporting
Product sales	$ 262,083	$ 312,332	$ 382,282
Product sales
Segment reporting
Product sales	262,083	312,332	382,282
Product sales | Apparel
Segment reporting
Product sales	89,291	118,673	138,570
Product sales | Other general merchandise
Segment reporting
Product sales	$ 172,792	$ 193,659	$ 243,712